SCHEDULE OF NON CANCELABLE OPERATING LEASES AND OTHER OBLIGATIONS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Leases
Remainder of fiscal year	$ 135,768
Year 1	254,448	$ 272,476
Year 2	40,000	254,448
Year 3		40,000
Total Minimum Lease Payments	430,216	566,924
Less: Imputed Interest	(29,836)	(60,997)
Present Value of Lease Payments	400,380	505,927	$ 1,105,365
Less: Current Portion	(208,152)	(272,476)
Long Term Portion	$ 192,228	$ 233,451	$ 773,820